Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
37	Lease liabilities
At December 31, 2022, the lease liabilities were payable as follows:

	2022 RMB million	2021 RMB million
Within 1 year	21,799	20,805
After 1 year but within 2 years	17,412	19,229
After 2 years but within 5 years	36,225	38,950
After 5 years	19,326	23,765

	94,762	102,749

	Obligations by denominated currencies
For the year ended December 31, 2022	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.76%~4.90%	35,913	25	7,338	9	29	43,314
Floating interest rates	0.73%~7.72%	3,964	322	44,921	2,241	—	51,448

		39,877	347	52,259	2,250	29	94,762

	Obligations by denominated currencies
For the year ended December 31, 2021	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.78%~4.90%	38,254	9	12,780	8	19	51,070
Floating interest rates	0.42%~5.22%	5,524	514	43,091	2,550	—	51,679

		43,778	523	55,871	2,558	19	102,749

The Group has significant lease liabilities which are denominated in USD as at December 31, 2022. The net exchange loss of RMB3,619 million for the year ended December 31, 2022 (2021: net exchange gain of RMB1,575 million, 2020: net exchange gain of RMB3,485 million) was mainly attributable to the translation of balances of lease liabilities which are denominated in USD.